Income Taxes - Major Components of Tax Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
Tax expense for current year	€ 1,665	€ 1,623	€ 1,412
Taxes for prior years	87	28	(9)
Total current tax expense	1,752	1,651	1,403
Origination and reversal of temporary differences	(501)	(891)	(403)
Unused tax losses, research and development tax credits, and foreign tax credits	260	223	242
Total deferred tax income	(241)	(668)	(161)
Total income tax expense	€ 1,511	€ 983	€ 1,242